                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2003

Check here if Amendment  [ ]; Amendment Number:
         This Amendment (Check only one):  [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 375 Park Avenue
         New York, NY  10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter R. Sismondo
Title: Vice President, Controller, Treasurer and Assistant Secretary
Phone: 212-752-1356

Signature, Place, and Date of Signing:

   /s/ Peter R. Sismondo            New York, NY             November 13, 2003
------------------------------------------------------------------------------
      [Signature]                   [City, State]                 [Date]
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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          26
Form 13F Information Table Value Total:    $605,817
                                         (thousands)

List of Other Included Managers:

         No.               Form 13F File Number                        Name
         2                                                    RSUI Indemnity Company

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SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 09/30/03


     COLUMN 1                COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5                COLUMN 6       COLUMN 7       COLUMN 8
     --------                --------   --------   --------      --------                --------       --------       --------
                              TITLE                                                     INVESTMENT                      VOTING
   NAME OF ISSUER            OF CLASS   CUSIP       MARKET    SHRS OR     SH/  PUT/      DISCRETION      MANAGER      AUTHORITY
                                                    VALUE     PRIN AMT   PRN   CALL  SOLE  SHRD  OTHER             SOLE  SHRD   NONE
                                                   (X 1000)                           (A)   (B)    (C)              (A)   (B)   (C)
ALTRIA GROUP INC                COM    02209S103     1,095       25,000   SH                X                1      X
AMB PROPERTY CORP               COM    00163T109     2,283       74,100   SH                X                1      X
AMEREN CORP                     COM    023608102     4,291      100,000   SH                X                1      X
ARCH COAL INC                   COM    039380100     6,442      272,035   SH                X                1      X
ARCH COAL INC                   COM    039380100    14,870      627,965   SH                X                2      X
ARCHSTONE SMITH TR              COM    039583109     2,073       78,593   SH                X                1      X
AVALONBAY CMNTYS INC            COM    053484101     2,029       43,364   SH                X                1      X
BERKSHIRE HATHAWAY INC DEL      CL B   084670207     2,823        1,131   SH                X                1      X
BURLINGTON NORTHN SANTA FE C    COM    12189T104   313,441   10,625,125   SH          X                      1      X
BURLINGTON NORTHN SANTA FE C    COM    12189T104    29,557    1,001,948   SH                X                2      X
CIGNA CORP                      COM    125509109    68,338    1,486,910   SH          X                      1      X
CIGNA CORP                      COM    125509109   115,502    2,513,090   SH                X                2      X
CINERGY CORP                    COM    172474108     3,470      100,000   SH                X                1      X
CORPORATE OFFICE PPTYS TR       SH
                                BEN
                                INT    22002T108     2,140      115,600   SH                X                1      X
FEDERAL REALTY INVT TR          SH
                                BEN
                                INT
                                NEW    313747206     2,191       59,440   SH                X                1      X
FIRST FED CAP CORP              COM    319960100     1,973       96,000   SH                X                1      X
GREAT PLAINS ENERGY INC         COM    391164100     3,032      100,000   SH                X                1      X
JOHNSON & JOHNSON               COM    478160104     2,476       50,000   SH                X                1      X
MACERICH CO                     COM    554382101     2,092       55,410   SH                X                1      X
MAGUIRE PPTYS INC               COM    559775101     2,105      102,700   SH                X                1      X
OLD REP INTL CORP               COM    680223104     3,309      100,000   SH                X                1      X
PINNACLE WEST CAP CORP          COM    723484101     3,550      100,000   SH                X                1      X
PUBLIC STORAGE INC              COM    74460D109     2,130       54,300   SH                X                1      X
SL GREEN RLTY CORP              COM    78440X101     2,105       58,300   SH                X                1      X
SAFECO CORP                     COM    786429100     3,535      100,000   SH                X                1      X
SIMON PPTY GROUP INC NEW        COM    828806109     2,109       48,400   SH                X                1      X
TAUBMAN CTRS INC                COM    876664103     2,019      103,000   SH                X                1      X
UNITED DOMINION
  REALTY TR IN                  COM    910197102     2,089      114,100   SH                X                1      X
UNITED FIRE & CAS CO            COM    910331107     2,748       75,684   SH                X                1      X

GRAND TOTAL                                        605,817   18,282,195

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